Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Hedging derivatives
Schedule of types of hedge of derivatives qualifying for hedge accounting

	12/31/2016		12/31/2017
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	93	3,727	59	6,572
Cash flow hedges	14,910	10,560	15,057	4,519
	15,003	14,287	15,116	11,091

Schedule of reconciliation of valuation adjustments - Cash flow hedges

	2015	2016	2017

Balance at January 1	293	900	1,383
Valuation adjustments	(612)	(1,095)	(1,585)
Amounts reclassified to consolidated income statement	1,479	1,785	118
Of which:
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	1,483	1,787	120
Cash flow hedges ineffectiveness (Note 38)	(4)	(2)	(2)
Income taxes	(260)	(207)	440
Balance at December 31	900	1,383	356

Schedule of estimated cash flows of the cash flow hedges

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	373	1,114	1,845	19	3,351
Cash flows to be paid	(354)	(780)	(1,564)	(145)	(2,843)

Fair value hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2016, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,863	2,863	Peso	Loans and receivables – Interest rate risk
IRS	1,618	78	USD	Loans and receivables – Interest rate risk
CCS	99	8	USD	Loans and receivables – Interest rate and foreign exchange risk
CCS	9,614	470	Euro	UMS – Interest rate and foreign exchange risk
CCS	950	50	USD	UMS – Interest rate and foreign exchange risk
CCS	251	15	Euro	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	602	30	Pound Sterling	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	1,118	86	USD	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	3,860	825	UDIS	UDIBONDS – Interest rate and inflation risk

As of December 31, 2017, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,785	1,785	Peso	Loans and receivables – Interest rate risk
IRS	354	18	USD	Loans and receivables – Interest rate risk
CCS	52	4	USD	Loans and receivables –Interest rate and foreign exchange risk
CCS	17,598	840	Euro	UMS – Interest rate and foreign exchange risk
CCS	1,275	67	USD	UMS – Interest rate and foreign exchange risk
CCS	251	15	Euro	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	73	3	Pound Sterling	UMS – Interest rate and foreign exchange risk
CCS	602	30	Pound Sterling	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	969	76	USD	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	3,860	825	UDIS	UDIBONDS – Interest rate and inflation risk

Cash flow hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2016, the positions in derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,050	2,050	Peso	BPAGs Bonds – Interest rate risk

CCS	4,713	331	USD	Loans and receivables – Foreign exchange risk

CCS	4,958	261	Euro	Loans and receivables – Foreign exchange risk

CCS	11,186	543	USD	Senior Unsecured Notes – Foreign exchange risk

CCS	21,546	1,045	USD	Tier II Subordinated Capital Notes – Foreign exchange risk

CCS	2,657	136	Euro	UMS – Foreign exchange risk

CCS	260	10	Pound Sterling	UMS – Foreign exchange risk

CCS	1,093	60	USD	UMS – Foreign exchange risk

Forward Fx-USD	24,433	1,491	USD	Brazilian Government Notes – Foreign exchange risk

As of December 31, 2017, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	700	700	Peso	BPAGs Bonds – Interest rate risk

IRS	4,000	4,000	Peso	Unsecured Bonds – Interest rate risk

CCS	3,056	221	USD	Loans and receivables – Foreign exchange risk

CCS	3,055	166	Euro	Loans and receivables – Foreign exchange risk

CCS	778	34	Pound Sterling	Loans and receivables – Foreign exchange risk

CCS	10,667	543	USD	Senior Unsecured Notes – Foreign exchange risk

CCS	20,548	1,045	USD	Tier II Subordinated Capital Notes – Foreign exchange risk

CCS	2,657	136	Euro	UMS – Foreign exchange risk

CCS	260	10	Pound Sterling	UMS – Foreign exchange risk

CCS	911	50	USD	UMS – Foreign exchange risk

Forward Fx-BRL	15,970	2,952	BRL	Brazilian Government Notes – Foreign exchange risk

Forward Fx-USD	37,853	1,747	USD	Brazilian Government Notes – Foreign exchange risk